Operating Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Operating Leases

NOTE 11. OPERATING LEASES

Minimum future rental expense related to leased office space and equipment by the Company on non-cancelable operating lease agreements are as follows:

December 31,
(Dollars in thousands)
2018	$1,497
2019	1,233
2020	805
2021	691
2022	585
Thereafter	174

Total rental expense	$4,985

Many of the Company’s operating leases contain renewal options. Lease expenses of $2.1 million and $1.7 million for the years ended December 31, 2017 and 2016, respectively have been included in occupancy expense on the consolidated statement of income.

The Company currently leases one of its branch locations from a Company director. The amount incurred by the Company under this lease was $151 thousand for the years ended December 31, 2017 and 2016.